Revenue - Schedule of Revenue Consists of Insurance Agency Commission Revenue (Details) ¥ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)
Schedule of Revenue Consists of Insurance Agency Commission Revenue [Abstract]
Revenue		¥ 288,369	$ 41,092